Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The key terms of these facilities are as follows:

Facility	Currency	Interest Rate (1)	Effective Interest Rate (2)	Facility Maturity Date	Principal Outstanding as of June 30, 2025 (Local Currency)	Principal Outstanding at June 30, 2025 (USD)
Term Loan Facility (USD) (3)	USD	USD SOFR (6) + 0.11%(4) + 2.75% (0.5% floor)	7.5%	Jun-28	$823,779	$823,779
Term Loan Facility (EUR) (5)	EUR	EURIBOR + 3.00% (0% floor)	5.5%	Jun-28	586,281	690,717
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	496,420
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	337,206	337,206
Revolving Credit Facility (USD)	USD	BASE + 0.10%(4) + 2.25% (0% floor)	6.7%	Dec-27	80,000	80,000
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	4.3%	Dec-27	65,000	76,579
Line of Credit	USD	Term SOFR (6) + 2.70%	7.1%	Jul-27	73,000	73,000
Total Principal Outstanding						$2,577,701

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of June 30, 2025.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

Schedule of Long-Term Debt

	June 30, 2025	December 31, 2024
Principal Outstanding	$2,577,701	$2,390,689
Unamortized debt issuance cost	(26,763)	(27,141)
Total	2,550,938	2,363,548
Short-term debt	10,190	10,190
Non-current debt	$2,540,748	$2,353,358

Schedule of Maturities of Non Current Debt	Maturity requirements on debt as of June 30, 2025 by year are as follows:

Remainder 2025	$5,095
2026	10,190
2027	239,769
2028	1,489,021
2029	833,626
Total	$2,577,701